Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net income	$ 46,282	$ 15,330
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	21,147	20,102
Amortization and write-off of deferred financing costs	1,533	2,306
Amortization / accretion of above / below market acquired charters (Note 6)	3,217	7,147
Gain on sale of vessel (Note 5)	(25,384)	0
Equity compensation expense (Note 10)	1,013	1,019
Changes in operating assets and liabilities:
Trade accounts receivable	(646)	(412)
Prepayments and other assets	518	754
Due from related parties	(1,419)	0
Insurance claims	(30)	377
Inventories	(69)	(897)
Trade accounts payable	(587)	2,894
Due to related parties	(2,957)	(1,493)
Accrued liabilities	154	1,681
Deferred revenue	(758)	(511)
Dry-docking costs paid	(13)	(2,331)
Net cash provided by operating activities	42,001	45,966
Cash flows from investing activities:
Vessel acquisitions, including time charters attached, and improvements (Notes 5, 6)	(36,266)	(174,968)
Proceeds from sale of vessel, net (Note 5)	98,503	0
Net cash provided by / (used in) investing activities	62,237	(174,968)
Cash flows from financing activities:
Proceeds from long-term debt (Note 7)	30,030	270,850
Deferred financing costs paid	(653)	(3,007)
Payments of long-term debt (Note 7)	(68,117)	(134,968)
Repurchase of common units (Notes 2, 9)	(3,868)	0
Dividends paid (Note 9)	(3,778)	(13,281)
Net cash (used in) / provided by financing activities	(46,386)	119,594
Net increase / (decrease) in cash, cash equivalents and restricted cash	57,852	(9,408)
Cash, cash equivalents and restricted cash at beginning of period	54,336	63,464
Cash, cash equivalents and restricted cash at end of period	112,188	54,056
Supplemental cash flow information
Cash paid for interest	5,911	9,708
Non-Cash Investing and Financing Activities
Seller’s credit agreement (Notes 4, 5, 7)	6,000	0
Capital expenditures included in liabilities	1,221	12,917
Capitalized dry-docking costs included in liabilities	1,636	4,180
Deferred financing costs included in liabilities	0	1,712
Expenses for sale of vessel included in liabilities (Note 5)	1,521	0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	104,188	39,156
Restricted cash - current assets	0	7,900
Restricted cash - non-current assets	8,000	7,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 112,188	$ 54,056